Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties and Affiliates

NOTE 17 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: Since the closing of Navios Partners’ IPO in 2007, the Company entered into management agreements, as amended from time to time, with the Manager, pursuant to which the Manager had agreed to provide certain commercial and technical management services to the Company at fixed rates for these services until January 1, 2025. Costs associated with special surveys, drydockings and certain extraordinary items were reimbursed at cost at occurrence.

In August 2024, Navios Partners renewed its management agreements with the Manager commencing on January 1, 2025, for a term of ten years, renewing annually (the “Master Management Agreement” and together with the management agreements the “Management Agreements”). At the same time, Navios Partners renewed for a term of ten years its Administrative Services Agreement (as defined herein and together with the Master Management Agreement the “Agreements”). The conflicts committee of the Board of Directors, consisting of independent directors, negotiated and approved the Agreements with the advice of independent legal and financial advisors.

The Master Management Agreement provides for technical and commercial management and related specialized services based on fee structure, including: (i) a fixed technical management fee of $0.95 per day per owned vessel; (ii) a commercial management fee of 1.25% on revenues; (iii) an S&P fee of 1% on purchase or sale price; and (iv) fees for other specialized services (e.g. supervision of newbuilding vessels). Fixed fees will be adjusted annually for United States Consumer Price Index. The Master Management Agreement also allows for fixed incentive awards if equity returns exceed certain thresholds, as identified in such agreement, upon the unanimous consent of the Board of Directors of Navios Partners. The Master Management Agreement also provides for payment of a termination fee, which is equal to the net present value of the technical and commercial management fees charged for the most recent calendar year, as set forth in the latest audited annual financial statements for the number of years remaining for the Master Management Agreement, using a 6% discount rate. Operating expenses and drydocking costs are reimbursed at cost for all vessels.

For a detailed description of the Company’s fixed daily fees, as well as fees associated with specialized transhipper vessel in accordance with the Company’s management agreements, reflected in the comparative figures, refer to Note 17 – Transactions with related parties and affiliates, to the Company’s consolidated financial statements included in the 2024 annual report filed on Form 20-F with the SEC on March 28, 2025.

During the years ended December 31, 2025, 2024 and 2023, certain fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements under the Company’s Management Agreements, amounted to $24,248, $31,995 and $57,166, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows.

During the year ended December 31, 2025, fixed technical management fees amounted to $51,344 and are presented under the caption “Vessel operating expenses” in the Consolidated Statements of Comprehensive Income.

Total fixed daily fees for the years ended December 31, 2024 and 2023, amounted to $349,160 and $331,653, respectively, and are presented under the caption “Vessel operating expenses” in the Consolidated Statements of Comprehensive Income.

During the year ended December 31, 2025, commercial management fee on revenues amounted to $16,511 and is presented under the caption “Time charter and voyage expenses” in the Consolidated Statements of Comprehensive Income.

During the year ended December 31, 2025, fee on sales amounted to $2,060 and is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Comprehensive Income.

During the year ended December 31, 2025, fee on purchases amounted to $5,934 and is presented under the caption “Deposits for acquisition/ option to acquire vessel” in the Consolidated Statements of Cash Flows.

During the year ended December 31, 2025, fees for supervision and delivery of newbuilding vessels initially presented under the captions “Deposits for vessel acquisitions” and “Other long-term assets” in the Consolidated Balance Sheets amounted to $13,452.

During the years ended December 31, 2024 and 2023, additional remuneration in accordance with the Company’s management agreements amounted to $4,141 and $4,730, respectively, related to superintendent attendances and claims preparation. Of these amounts, $1,879 and $1,890 for the years ended December 31, 2024 and 2023, respectively, are presented under the caption “Vessel operating expenses” in the Consolidated Statements of Comprehensive Income and $2,262 and $2,840, respectively, are presented under the captions “Vessels, net”, “Deferred drydock and special survey costs, net” and “Prepaid expenses and other current assets” in the Consolidated Balance Sheets.

During the years ended December 31, 2024 and 2023, certain extraordinary crewing fees and costs amounted to $322 and $3,047, respectively, and are presented under the caption “Vessel operating expenses” in the Consolidated Statements of Comprehensive Income.

General and administrative expenses: The Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable allocable general and administrative costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its agreement with the Manager until January 1, 2025. The agreement also provided for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the agreement is terminated on or before its term.

In August 2024, Navios Partners renewed its administrative services agreement commencing on January 1, 2025, for a term of ten years, renewing annually (the “Administrative Services Agreement”). The Administrative Services Agreement provides for reimbursement of allocable general and administrative costs. The Administrative Services Agreement also provides for payment of a termination fee, which is equal to the costs charged for the most recent calendar year, as set forth in the latest audited annual financial statements.

Total general and administrative expenses charged by the Manager for each of the years ended December 31, 2025, 2024 and 2023 amounted to $70,024, $63,776 and $59,946, respectively.

During the year ended December 31, 2024, allocable general and administrative costs initially presented under the captions “Deposits for vessel acquisitions” and “Other long-term assets” in the Consolidated Balance Sheets, amounted to $9,925, (see Note 2(j) – Summary of significant accounting policies).

Balance due (to)/ from related parties: Balance due (to)/ from Manager, short-term as of December 31, 2025 and December 31, 2024 amounted to $(23,484) and $34,089, respectively. The balances mainly consisted of administrative expenses, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as vessel operating expenses, in accordance with the Management Agreements and are presented under the captions “Amounts due to related parties” and “Amounts due from related parties” in the Consolidated Balance Sheets.

In October 2023, Navios Partners entered into a time charter agreement with a subsidiary of its affiliate Navios South American Logistics Inc. (“NSAL”) for the Navios Vega, a 2009-built transhipper vessel. The vessel was delivered during the first quarter of 2024. The term of this time charter agreement is approximately five years, at an originally agreed rate of $25.8 per day. In accordance with an addendum to the time charter agreement, dated in March 2025, the daily rate was amended as follows: (a) $14.0 per day, effective from January 1, 2025, through December 31, 2026; (b) $38.8 per day effective from January 1, 2027, through December 31, 2028; and (c) $25.8 per day effective from January 1, 2029, until termination. This transaction was negotiated with, and unanimously approved by, the conflicts committee of Navios Partners. For the years ended December 31, 2025 and 2024, the amounts of $5,223 and $8,067, respectively, are presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Comprehensive Income.

In July 2025, Navios Partners sold the Navios Vega to NSAL for a sale price of $30,000. The transaction was negotiated and approved by the Conflicts Committee of Navios Partners. The sale agreement included a seller’s credit of $10,000, payable in four annual installments.

As of December 31, 2025 and 2024, balance due from the abovementioned related party company, short-term amounted to $1,720 and $2,531, respectively, and is presented under the caption “Amounts due from related parties” within current assets in the Consolidated Balance Sheets. As of December 31, 2025 and 2024, balance due from the abovementioned related party company, long-term amounted to $7,142 and $0, respectively, and is presented under the caption “Amounts due from related parties” within non-current assets in the Consolidated Balance Sheets. These balances represent the current and non-current portion of the discounted amount of seller’s credit as of December 31, 2025 and the receivable under the abovementioned time charter agreement as of December 31, 2024.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without consent as required under such agreement.

During the first quarter of 2025, the Company completed the sale of five entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, for a nominal consideration.

In December 2024, the Company completed the sale of two entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, for a nominal consideration.

During the fourth quarter of 2023, the Company completed the sale of four entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, in consideration of nominal par value for the outstanding stock.

General partner: Olympos Maritime Ltd., an entity affiliated to the Company's Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.